Fixed Assets and Leasehold Improvements (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Fixed Assets and Leasehold Improvements

Fixed assets and leasehold improvements comprise the following (in thousands):

	DEPRECIATION PERIOD	DECEMBER 31,
		2012	2011
Computer hardware and software	3 years	$143,991	$126,022
Leasehold improvements	*	105,897	101,018
Telephone systems	5 years	8,540	9,631
Furniture and fixtures	7 years	12,761	11,866

		271,189	248,536
Less – Accumulated depreciation and amortization		176,963	152,245

		$94,226	$96,290

*	- Shorter of life of lease or useful life of assets